Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017
Document And Entity Information
Entity Registrant Name	Cheval Resources Corporation
Entity Central Index Key	0001515800
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		40,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016